11. Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Repurchase Agreements Tables
Securities sold under repurchase agreements
December 31,	2017	2016

Current balance	$28,647,848	$30,423,195
Average balance	28,949,820	25,888,496
Highest month-end balance	31,745,206	30,423,195

Book Value – Pledged investments (1)	38,797,609	33,604,595
Fair Value – Pledged investments (1)	38,450,653	33,469,254

(1) U.S. GSE securities, Agency MBS securities and certificates of deposit were pledged as collateral for the periods presented.